(Vanguard LifeStrategy Income Fund Retail) (Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Income Fund - Investor Shares)	18 Months Ended
Apr. 30, 2013
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.14%